                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN TECHNOLOGY FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                      PROSPECTUS DATED DECEMBER 29, 1999,
                SUPERCEDING THE SUPPLEMENT DATED APRIL 13, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by a team of portfolio managers headed by Gary M. Lewis, Senior Portfolio Manager. Mr. Lewis has been Senior Vice President of the Adviser and Advisory Corp. since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of the Adviser in June 1991. Mr. Lewis has been employed by the Adviser since September 1986 and affiliated with the Fund since its inception.

        Portfolio Managers Dudley Brickhouse, Matthew Hart, Janet Luby and David Walker are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

        Mr. Brickhouse has been a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Advisory Corp. in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank Investment Management, where he had worked since 1995. He has been affiliated with the Fund since its inception.

        Mr. Hart has been a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Hart, a Portfolio Manager since January 1998, became an Associate Portfolio Manager of the Adviser and Advisory Corp. in August 1997. Prior to August 1997, Mr. Hart worked in various positions within the portfolio area of AIM Capital Management, Inc. since June 1992. His last position in the AIM portfolio area was a convertible bonds analyst. He has been affiliated with the Fund since February 2000.

        Ms. Luby has been a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Ms. Luby was an Associate Portfolio Manager of the Adviser since July 1995. Prior to July 1995, she spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as Senior

    Securities Analyst. Ms. Luby is also the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Fund since its inception.

        Mr. Walker has been a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Asset Management in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of the Adviser and has worked for the Adviser since October 1990. Mr. Walker is also a portfolio manager for various unit investment trusts managed by the Adviser since September 1997. He has been affiliated with the Fund since its inception.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                   VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND
                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                        PROSPECTUS DATED MARCH 7, 2000,
                SUPERCEDING THE SUPPLEMENT DATED APRIL 13, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

    PORTFOLIO MANAGEMENT. The Fund's portfolio managers are Philip W. Friedman and William S. Auslander.

    Mr. Friedman is a Managing Director of the Subadviser and of Morgan Stanley & Co. Incorporated and leads its Institutional Equity Group. Prior to joining the Subadviser in 1997, Mr. Friedman was the North American Director of Equity Research at Morgan Stanley & Co. Incorporated. From 1990 to 1995, he was a member of Morgan Stanley & Co. Incorporated's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa; Summa Cum Laude) in Economics. He also holds a M.B.A. from J.L. Kellogg School of Management at Northwestern University.

    Mr. Auslander is a Principal of the Subadviser and Morgan Stanley & Co. Incorporated and a Portfolio Manager in the Institutional Equity Group. He joined the Subadviser in 1995 as an equity analyst in the International Equity Group. Prior to joining the Subadviser, Mr. Auslander was an equity analyst at Icahn & Co. for nine years. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University in 1993.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN TECHNOLOGY FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 18, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000.

     (2) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell and Tanya M. Loden, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, and Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
                                            Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                     Investments, President and Director of the Distributor
Vice President                              and President of Van Kampen Insurance Agency of Illinois
                                            Inc. Vice President of each of the funds in the Fund
                                            Complex. From November 1992 to December 1997, Senior Vice
                                            President of the Distributor.

     (3) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (4) The section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding at the end of the section the following:

     The Distributor has entered into agreements with the following firms: (1) Merrill Lynch, Pierce, Fenner & Smith, Incorporated and (2) Nationwide Investment Services Corporation. Shares of the Fund will be offered pursuant to such firm's retirement plan alliance program(s). Trustees and other fiduciaries of retirement plans seeking to invest in multiple fund families through broker-dealer retirement plan alliance programs should contact the firms mentioned above for further information concerning the program(s) including, but not limited to, minimum investment and operational requirements.

                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                   VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND
                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 7, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000.

     (2) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Dennis J. McDonnell, effective March 31, 2000, and Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
Age: 59                                     Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                     Investments. President and Director of the Distributor
Vice President                              and President of Van Kampen Insurance Agency of Illinois
Age: 42                                     Inc. Vice President of each of the funds in the Fund
                                            Complex. From November 1992 to December 1997, Senior Vice
                                            President of the Distributor.

     (3) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.